Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, equipment and software, net
Schedule of property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2019	December 31, 2020
	RMB	RMB
Furniture and electronic equipment	5,398	6,373
Vehicles	425	296
Software	18,948	1,516
Leasehold improvement	2,874	4,469
Total property, equipment and software	27,645	12,654
Less: accumulated depreciation - Furniture and electronic equipment	(3,314)	(4,434)
accumulated amortization - Vehicles	(188)	(193)
accumulated amortization - Software	(3,435)	(809)
accumulated amortization - Leasehold improvement	(348)	(1,510)
Property, equipment and software, net	20,360	5,708